Note 12 - d.2) Issuance of long-term debt in Brazil (Detail) (USD $) In Millions	Dec. 31, 2010
Financing 1 [Member]
Company	Transpetro (*)
Agency	BNDES
Contracted	$ 5,404
Used	326
Balance	5,078
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. + 3% p.a. for imported products.
Financing 2 [Member]
Company	Transportadora Urucu Manaus TUM(**)
Agency	BNDES
Contracted	1,910
Used	1,896
Balance	14
Description	Coari-Manaus gas pipeline - TJLP+1.76%/1.96% p.a.
Financing 3 [Member]
Company	Transportadora GASENE
Agency	BNDES
Contracted	1,329
Used	1,329
Balance	0
Description	Cacimbas-Catu gas pipeline (GASCAC) - TJLP+1.96% p.a.
Financing 4 [Member]
Company	Transportadora GASENE
Agency	BNDES
Contracted	570
Used	570
Balance	0
Description	Cabiúnas - Vitoria gas pipeline (GASCAV) - TJLP+1.96% p.a.
Financing 5 [Member]
Company	Petrobras
Agency	Banco do Brasil
Contracted	300
Used	212
Balance	88
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 6 [Member]
Company	Petrobras
Agency	Caixa Economica Federal
Contracted	180
Balance	$ 180
Description	Bank Credit Certificate - revolving credit - 110% of average CDI.